UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31,2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sunrise Partners LLC
Address:  Two American Lane
          Greenwich, CT 06836-2571

13F File Number:   028-05431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Randall U. Tam
Title:    Vice President, Dawn General Partner Corp., Manager
Phone:    203-861-3288
Signature, Place and Date of Signing:

    Randall U. Tam    Greenwich, Connecticut  FEBRUARY 13,2001

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:   $169,289


List of Other Included Managers:

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
<DLST>SAGA SYSTEMS INC         COM              786610105     2916   257796 SH       SOLE                   257796
ACNIELSON CORP                 COM              004833109     1441    39750 SH       SOLE                    39750
AXA - ADR                      ADR              054536107     3604    50190 SH       SOLE                    50190
BIOCHEM PHARMA INC             COM              09058T108     2899    90600 SH       SOLE                    90600
BHC COMMUNICATIONS - CL A      COM              055448104      519     3900 SH       SOLE                     3900
<DLST>BANK UNITED CORP-CL A    COM              065412108      511     7500 SH       SOLE                     7500
CHRIS-CRAFT INDUSTRIES INC     COM              170520100     1343    20200 SH       SOLE                    20200
<DLST>COASTAL CORP             COM              190441105      689     7800 SH       SOLE                     7800
CHINA YUCHAI INTL LTD          COM              G21082105      648  1220200 SH       SOLE                  1220200
DONNA KARAN INTL INC           COM              257826107      729    81000 SH       SOLE                    81000
DELHAIZE AMERICA INC CL B      COM              246688204     2407   133701 SH       SOLE                   133701
FEDERATED DEPARTMENT STORES    COM              31410H101      699    20000 SH  CALL SOLE                        0
FLETCHER CHALLENGE ENERGY ADR  ADR              339318107      222     6000 SH       SOLE                     6000
GALEN HOLDINGS - ADR           ADR              363240102      483    10000 SH       SOLE                    10000
HARCOURT GENERAL INC           COM              41163G101     1388    24250 SH       SOLE                    24250
HONEYWELL INTL INC             COM              438516106     1008    21300 SH       SOLE                    21300
INFINITY BROADCASTING CL A     COM              45662S102      877    31400 SH       SOLE                    31400
KEEBLER FOODS CO               COM              487256109     2358    56900 SH       SOLE                    56900
KROLL-O'GARA CO                COM              501050108      223    37200 SH       SOLE                    37200
<DLST>LOISLAW.COM              COM              541431102      563   132498 SH       SOLE                   132498
MITSUBISHI BK CV 3.00%11/30/02 SDBCV            55262XAA2     2425  2500000 PRN      SOLE                  2500000
NAB CV PF 7.875% UNIT          CVPFD            632525309     1718    60000 SH       SOLE                    60000
NIAGARA MOHAWK HOLDINGS INC    COM              653520106    11368   678675 SH       SOLE                   678675
POWERTEL INC                   COM              73936C109     3768    60829 SH       SOLE                    60829
RAMP NETWORKS INC              COM              751567108     1873   327551 SH       SOLE                   327551
ROGERS COMM CV 2% 11/26/05     SDBCV            775109AE1    30362 40483000 PRN      SOLE                 40483000
<DLST>SHANDONG HUANENG PWR-ADR COM              819419102     2089   260750 SH       SOLE                   260750
SONY CORP- SPONS ADR           ADR              835699307     1390    20000 SH  PUT  SOLE                        0
SUMMIT BANCORP                 COM              866005101     1543    40400 SH       SOLE                    40400
SILICON VALLEY GROUP INC       COM              827066101     2766    96209 SH       SOLE                    96209
TELEFONICA DE PERU-SPON ADR    ADR              879384105      214    35000 SH       SOLE                    35000
TELESUDESTE CELULAR PART-ADR   ADR              879252104      219    12500 SH       SOLE                    12500
TRIPLE S PLASTICS INC          COM              896926102     2846   116172 SH       SOLE                   116172
TVX GOLD INC CV 5% 3/28/02     SDBCV            87308KAA9    52092 83481000 PRN      SOLE                 83481000
VIVENDI UNIVERSAL - SP ADR     ADR              92851S204    16798   255475 SH       SOLE                   255475
VOICESTREAM WIRELESS CORP      COM              928615103    10030    99675 SH       SOLE                    99675
VIALOG CORP                    COM              92552X106     2261   223284 SH       SOLE                   223284